Provision for expected credit losses - Scenario weightings (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%
Base case scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	2.50%
Percentage of weight assigned to scenario	52.50%	50.00%
Downside scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	(2.50%)
Percentage of weight assigned to scenario	42.50%	45.00%
Parent Entity | Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%
Parent Entity | Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	52.50%	50.00%
Parent Entity | Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	42.50%	45.00%